Share-based Compensation (Details) - Schedule of outstanding options - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Share-based Compensation (Details) - Schedule of outstanding options [Line Items]
Outstanding	1,040,000	2,800,000	72,318,158
Exercised	(640,000)	(1,760,000)	(69,118,158)
Forfeited			(400,000)
Outstanding	400,000	1,040,000	2,800,000
Exercisable	400,000
Weighted average exercise price in RMB
Share-based Compensation (Details) - Schedule of outstanding options [Line Items]
Outstanding	¥ 0.01	¥ 1.17	¥ 0.92
Exercised	0.01	0.01	0.96
Forfeited			0.01
Outstanding	0.01	¥ 0.01	¥ 1.17
Exercisable	¥ 0.01
Aggregate Intrinsic Value RMB
Share-based Compensation (Details) - Schedule of outstanding options [Line Items]
Outstanding	¥ 7,841	¥ 16,422	¥ 141,274
Outstanding	3,613	¥ 7,841	¥ 16,422
Exercisable	¥ 3,613